Collateral receivables and collateral payables (Tables)	6 Months Ended
Dec. 31, 2024
Collateral receivables and collateral payables
Summary of collateral receivables and collateral payables

Collateral receivables

	December 31,	June 30,
	2024	2024
	US$	US$

BTC	2,289,055	—
USDC	12,125,010	—
Total	14,414,065	—

Collateral payables

	December 31,	June 30,
	2024	2024
	US$	US$

BTC	2,289,055	—
USDC	12,125,010	—
Total	14,414,065	—